Net Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net loss for basic and diluted earnings per common share	$ (134,098)	$ (76,356)	$ (46,689)
Unpaid cumulative dividends on preferred stock	(4,117)	(38,672)	(36,758)
Net loss allocated to common shareholders	$ (138,215)	$ (115,028)	$ (83,447)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average shares used in calculating net loss per share, basic and diluted (in shares)	176,023,219	9,302,080	8,585,999
Weighted average shares outstanding of Class B common stock - diluted (in shares)	176,023,219	9,302,080	8,585,999
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (0.79)	$ (12.37)	$ (9.72)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (0.79)	$ (12.37)	$ (9.72)